Basic and Diluted Net Income (Loss) Per Share	3 Months Ended	12 Months Ended
	Mar. 30, 2025	Dec. 29, 2024
Basic and Diluted Net Income (Loss) Per Share [Abstract]
Basic and Diluted Net Income (Loss) Per Share

(15) Basic and Diluted Net Income (Loss) Per Share

The Company uses the two-class method to calculate net income (loss) per share. No dividends were declared or paid for the in the thirteen week periods ended March 30, 2025 and March 31, 2024.

The following table sets forth the computation of the Company’s basic and diluted net income (loss) per share attributable to common stockholders for the thirteen week periods ended March 30, 2025 and March 31, 2024 (in thousands, except share and per share amounts):

	Thirteen Weeks Ended
	March 30,	March 31,
	2025	2024
Numerator for basic income (loss) per share:
Net income (loss) - basic	$8,127	$(9,588)
Numerator for diluted income (loss) per share
July 2024 Notes derivative liability and interest expense, net of tax	(5,921)	-
September 2024 Notes derivative liability and interest expense, net of tax	(1,964)	-
Net income (loss) - diluted	$242	$(9,588)
Denominator:
Weighted average shares:
Denominator for basic income (loss) per share	80,110,127	49,077,330
Effect of dilutive securities:
July 2024 Notes and derivative liability	27,364,717	-
September 2024 Notes and derivative liability	37,333,318	-
FPAs	6,720,000	-
Third SAFE	2,750,000	-
Dilutive stock options and RSUs	7,601,805	-
Dilutive warrants	487,967	-
Denominator for diluted income (loss) per share	162,367,934	49,077,330
Net income (loss) per share:
Net income (loss) - basic	$0.10	$(0.20)

Net income (loss) - diluted	$0.00	$(0.20)

The computation of basic net loss per share attributable to common stockholders is inclusive of warrants with an insignificant exercise price. The Company’s calculation of the weighted average shares outstanding is inclusive of 236,196 warrants with an insignificant exercise price (which assumes that the warrants were outstanding as of the beginning of the period or the date of the grant, whichever is earlier) for the thirteen weeks ended March 30, 2025. The computation of diluted net loss per share attributable to common stockholders is inclusive of the impact of the Company’s July 2024 Notes, September 2024 Notes, FPAs, and Third SAFE (all of which were dilutive) using the if-converted method for the thirteen weeks ended March 30, 2025. The computation of diluted net income per share attributable to common stockholders is also inclusive of the impact of the Company’s dilutive stock options, RSUs, and warrants as calculated using the treasury stock method for the thirteen weeks ended March 30, 2025.

The following table presents the potential common shares outstanding that were excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would have been anti-dilutive:

	As of
	March 30,	March 31,
	2025	2024
Common stock warrants	25,182,298	23,024,556
Stock options and RSUs issued and outstanding	1,888,995	11,436,369
Potential common shares excluded from diluted net loss per share	27,071,293	34,460,925

(21) Basic and Diluted Net Loss Per Share

The Company uses the two-class method to calculate net loss per share. No dividends were declared or paid for the fiscal years ended December 29, 2024 and December 31, 2023.

The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to common stockholders for the fiscal years ended December 29, 2024 and December 31, 2023 (in thousands, except share and per share amounts):

	Fiscal Year Ended
	December 29,	December 31,
	2024	2023
Numerator for basic loss per share:
Net loss from continuing operations	$(54,444)	$(96,197)
Net loss from discontinued operations	(2,007)	(25,853)
Impairment loss from discontinued operations	-	(147,505)
Net loss	(56,451)	(269,555)
Numerator for diluted loss per share
Impact of September 2024 Notes derivative liability and interest expense, net of tax	(35,886)	-
Net loss	$(92,337)	$(269,555)
Denominator:
Weighted average shares:
Denominator for basic loss per share	66,655,837	24,723,370
Effect of dilutive securities:
September 2024 Notes derivative liability	9,137,711	-
Denominator for diluted loss per share	75,793,548	24,723,370
Net loss per share:
Continuing operations - basic	$(0.82)	$(3.89)
Discontinued operations - basic	(0.03)	(1.05)
Net loss - basic	$(0.85)	$(4.94)

Continuing operations - diluted	$(1.19)	$(3.89)
Discontinued operations - diluted	(0.03)	(1.05)
Net loss - diluted	$(1.22)	$(4.94)

The computation of basic net loss per share attributable to common stockholders is inclusive of warrants with an insignificant exercise price. The Company’s calculation of the weighted average shares outstanding is inclusive of 3,427,324 warrants with an insignificant exercise price (which assumes that the warrants were outstanding as of the beginning of the period or the date of the grant, whichever is earlier) for the fiscal year ended December 29, 2024. The computation of diluted net loss per share attributable to common stockholders is inclusive of the impact of the Company’s September 2024 Notes (which were dilutive) using the if-converted method for the year ended December 29, 2024. The computation of basic and diluted net loss per share attributable to common stockholders is the same for the fiscal year ended December 31, 2023 because the inclusion of potential shares of common stock would have been anti-dilutive.

The following table presents the potential common shares outstanding that were excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would have been anti-dilutive:

	Fiscal Year Ended
	December 29,	December 31,
	2024	2023
Common stock warrants	25,434,069	23,024,556
Convertible notes	27,364,717	-
Stock options and RSUs issued and outstanding	11,979,368	11,774,743
Potential common shares excluded from diluted net loss per share	64,778,154	34,799,299